NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
127,259 shares (cost $921,356)	$921,356
Global Allocation V.I. Fund - Class III (MLVGA3)
10,214 shares (cost $139,085)	136,564
VIP Small Cap Value Series: Service Class (DWVSVS)
3,285 shares (cost $111,141)	130,326
Stock Index Fund, Inc. - Initial Shares (DSIF)
3,598 shares (cost $136,572)	164,992
Small Cap Value Securities Fund - Class 2 (FTVSV2)
9,950 shares (cost $170,416)	192,630
U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
6,905 shares (cost $87,264)	84,521
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
5,534 shares (cost $42,829)	40,729
Templeton Foreign Securities Fund - Class 2 (TIF2)
23,242 shares (cost $365,018)	316,321
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
36,466 shares (cost $626,492)	592,579
Balanced Portfolio: Service Shares (JABS)
10,994 shares (cost $345,614)	350,598
Flexible Bond Portfolio: Service Shares (JAFBS)
7,663 shares (cost $98,836)	96,778
Forty Portfolio: Service Shares (JACAS)
4,664 shares (cost $165,220)	143,594
New Discovery Series - Service Class (MNDSC)
3,079 shares (cost $46,749)	46,216
Value Series - Service Class (MVFSC)
25,597 shares (cost $371,947)	475,857
U.S. Real Estate Portfolio - Class I (MSVRE)
3,821 shares (cost $81,797)	81,726
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
10,561 shares (cost $112,717)	110,894
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
9,238 shares (cost $144,321)	139,684
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
8,963 shares (cost $116,747)	117,597
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
12,487 shares (cost $166,073)	135,489
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
4,708 shares (cost $50,271)	47,595
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
3,688 shares (cost $44,044)	36,069
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
16,132 shares (cost $186,008)	171,810
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2,539 shares (cost $47,732)	37,127
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
4,334 shares (cost $63,499)	63,018
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,812 shares (cost $66,036)	57,623
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
4,811 shares (cost $50,657)	48,782
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
5,768 shares (cost $61,086)	60,395

NVIT Small Cap Index Fund Class II (NVSIX2)
1,704 shares (cost $20,896)	21,218
NVIT S&P 500 Index Fund Class II (GVEX2)
2,131 shares (cost $29,931)	31,945
Short Duration Bond Portfolio - I Class Shares (AMTB)
9,548 shares (cost $102,444)	100,449
International Portfolio - S Class Shares (AMINS)
8,003 shares (cost $88,242)	86,595
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
7,894 shares (cost $181,994)	178,481
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
1,288 shares (cost $28,364)	27,193
VPS Growth and Income Portfolio - Class A (ALVGIA)
140 shares (cost $4,243)	4,359
VPS Real Estate Investment Portfolio - Class A (ALVREA)
17,886 shares (cost $172,322)	164,911
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
737 shares (cost $13,184)	14,958
VP Inflation Protection Fund - Class II (ACVIP2)
20,114 shares (cost $210,585)	203,357
VP International Fund - Class I (ACVI)
10,277 shares (cost $109,641)	96,291
VP Mid Cap Value Fund - Class I (ACVMV1)
32,421 shares (cost $556,383)	684,398
VP Value Fund - Class I (ACVV)
29,390 shares (cost $270,478)	308,008
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
9,830 shares (cost $164,037)	185,583
Appreciation Portfolio - Initial Shares (DCAP)
11,194 shares (cost $469,965)	459,064
Quality Bond Fund II - Primary Shares (FQB)
24,600 shares (cost $274,988)	270,112
VIP Contrafund(R) Portfolio - Service Class (FCS)
311 shares (cost $10,866)	10,284
VIP Equity-Income Portfolio - Service Class (FEIS)
5,450 shares (cost $114,835)	119,132
VIP Growth Portfolio - Service Class (FGS)
2,472 shares (cost $148,350)	146,076
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
47,303 shares (cost $603,420)	591,283
VIP Mid Cap Portfolio - Service Class (FMCS)
2,474 shares (cost $81,437)	83,373
VIP Money Market Portfolio - Service Class 2 (FMMP2)
781,485 shares (cost $781,485)	781,485
VIP Overseas Portfolio - Service Class (FOS)
10,504 shares (cost $212,863)	186,334
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
3,099 shares (cost $64,846)	66,049
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
874 shares (cost $18,871)	17,997
Global Securities Fund/VA - Non-Service Shares (OVGS)
8,936 shares (cost $358,821)	312,937
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
7,473 shares (cost $173,164)	179,944
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
3,801 shares (cost $18,978)	18,777
All Asset Portfolio - Advisor Class (PMVAAD)
3,829 shares (cost $36,839)	38,745

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,957 shares (cost $32,592)	28,915
High Yield Portfolio - Administrative Class (PMVHYA)
49,915 shares (cost $387,284)	386,843
Low Duration Portfolio - Administrative Class (PMVLDA)
51,930 shares (cost $543,059)	531,763
Total Return Portfolio - Administrative Class (PMVTRA)
69,809 shares (cost $786,617)	742,771
VI Comstock Fund - Series I Shares (ACC1)
3,550 shares (cost $64,870)	66,349
VI Growth and Income Fund - Series I Shares (ACGI)
25,738 shares (cost $516,463)	541,783
VI Small Cap Equity Fund - Series I Shares (AVSCE)
590 shares (cost $10,674)	10,844
Variable Fund - Multi-Hedge Strategies (RVARS)
18,283 shares (cost $438,902)	437,875
Blue Chip Growth Portfolio - II (TRBCG2)
15,197 shares (cost $306,033)	341,773
Equity Income Portfolio - II (TREI2)
3,163 shares (cost $89,394)	89,348
Variable Insurance Portfolios - Asset Strategy (WRASP)
5,642 shares (cost $58,598)	45,385
Variable Insurance Portfolios - High Income (WRHIP)
13,310 shares (cost $47,903)	48,021
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
981 shares (cost $9,313)	9,255

Total Investments	$13,471,133

Accounts Receivable - VIP Contrafund(R) Portfolio - Service Class (FCS)5
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	2,623
Accounts Payable - VPS Growth and Income Portfolio - Class A (ALVGIA)	(19)
Accounts Payable - VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	(4)
Accounts Payable - Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	(22)
Accounts Payable - Small Cap Stock Index Portfolio - Service Shares (DVSCS)	(55)
Accounts Payable - Small Cap Value Securities Fund - Class 2 (FTVSV2)	(67)
Accounts Payable - Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	(13)
Accounts Payable - VP International Fund – Class I (ACVI)	(26)
Accounts Payable - Forty Portfolio: Service Shares (JACAS)	(40)
Accounts Payable - High Yield Portfolio - Administrative Class (PMVHYA)	(139)
Other Accounts Payable	(673)

$13,472,703

Contract Owners’ Equity:
Accumulation units	13,472,703

Total Contract Owners’ Equity (note 5)	$13,472,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	BRVHY3	BRVTR3	MLVGA3	DWVSVS	DSIF	FTVSV2	FTVUG2
Reinvested dividends	$203,298	25,381	475	1,676	-	3,443	975	4,350
Mortality and expense risk charges (note 2)	(49,875)	(1,724)	(153)	(581)	(231)	(626)	(549)	(542)

Net investment income (loss)	153,423	23,657	322	1,095	(231)	2,817	426	3,808

Realized gain (loss) on investments	(194,881)	45,631	(544)	(8,338)	322	8,694	1,168	284
Change in unrealized gain (loss) on investments	446,594	-	-	13,937	19,186	(860)	20,141	(2,243)

Net gain (loss) on investments	251,713	45,631	(544)	5,599	19,508	7,834	21,309	(1,959)

Reinvested capital gains	447,998	-	-	-	-	7,348	17,925	-

Net increase (decrease) in contract owners’ equity resulting from operations	$853,134	69,288	(222)	6,694	19,277	17,999	39,660	1,849

Investment Activity:	FTVDM2	TIF2	FTVGI2	JABS	JAFBS	JACAS	JAIGS	LOVMCV
Reinvested dividends	$382	5,951	-	7,396	3,469	1,528	-	3
Mortality and expense risk charges (note 2)	(237)	(1,095)	(1,957)	(1,542)	(582)	(595)	(5)	(85)

Net investment income (loss)	145	4,856	(1,957)	5,854	2,887	933	(5)	(82)

Realized gain (loss) on investments	(14,993)	(12,200)	(17,260)	13,059	2,130	(10,766)	(3,662)	911
Change in unrealized gain (loss) on investments	19,549	26,561	39,265	(11,801)	328	(10,263)	1,743	-

Net gain (loss) on investments	4,556	14,361	22,005	1,258	2,458	(21,029)	(1,919)	911

Reinvested capital gains	-	5,330	472	5,632	-	22,737	-	286

Net increase (decrease) in contract owners’ equity resulting from operations	$4,701	24,547	20,520	12,744	5,345	2,641	(1,924)	1,115

Investment Activity:	M2IGSS	MNDSC	MVFSC	MSGI2	MSVRE	NVCCA2	NVCMD2	NVDBL2
Reinvested dividends	$-	-	9,239	-	1,581	-	2,929	2,620
Mortality and expense risk charges (note 2)	(6)	(397)	(1,852)	(64)	(451)	(113)	(370)	(741)

Net investment income (loss)	(6)	(397)	7,387	(64)	1,130	(113)	2,559	1,879

Realized gain (loss) on investments	331	(13,792)	20,198	761	(683)	(11,833)	9	(29)
Change in unrealized gain (loss) on investments	-	16,456	(4,891)	-	3,603	11,608	(3,287)	2,529

Net gain (loss) on investments	331	2,664	15,307	761	2,920	(225)	(3,278)	2,500

Reinvested capital gains	-	4,399	40,794	-	-	-	7,358	3,180

Net increase (decrease) in contract owners’ equity resulting from operations	$325	6,666	63,488	697	4,050	(338)	6,639	7,559

Investment Activity:	GVDMA	NVMIG6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF2
Reinvested dividends	$2,032	-	827	734	-	2,234	-	247
Mortality and expense risk charges (note 2)	(388)	(4)	(511)	(371)	(153)	(576)	(275)	(324)

Net investment income (loss)	1,644	(4)	316	363	(153)	1,658	(275)	(77)

Realized gain (loss) on investments	99	342	(24,266)	(11,353)	(36,578)	(9,187)	(20,108)	(16,300)
Change in unrealized gain (loss) on investments	(1,282)	-	(3,803)	17,754	23,450	17,182	16,509	23,172

Net gain (loss) on investments	(1,183)	342	(28,069)	6,401	(13,128)	7,995	(3,599)	6,872

Reinvested capital gains	8,365	-	19,428	4,639	4,088	14,067	8,125	5,522

Net increase (decrease) in contract owners’ equity resulting from operations	$8,826	338	(8,325)	11,403	(9,193)	23,720	4,251	12,317

Investment Activity:	SCF2	NCPG2	IDPGI2	NVSIX2	GVEX2	AMTB	AMINS	AMCG
Reinvested dividends	$53	1,113	1,052	204	511	1,225	640	-
Mortality and expense risk charges (note 2)	(248)	(209)	(203)	(59)	(137)	(384)	(387)	(743)

Net investment income (loss)	(195)	904	849	145	374	841	253	(743)

Realized gain (loss) on investments	(49)	(11,163)	(6)	(12)	1,755	(2,459)	(52)	(5,693)
Change in unrealized gain (loss) on investments	2,655	9,793	2,219	1,873	1,095	2,631	(3,224)	5,410

Net gain (loss) on investments	2,606	(1,370)	2,213	1,861	2,850	172	(3,276)	(283)

Reinvested capital gains	7,951	-	-	2,464	558	-	541	9,187

Net increase (decrease) in contract owners’ equity resulting from operations	$10,362	(466)	3,062	4,470	3,782	1,013	(2,482)	8,161

Investment Activity:	AMMCGS	AMRS	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$-	-	314	2,938	10	3,817	1,151	10,365
Mortality and expense risk charges (note 2)	(94)	(35)	(30)	(602)	(13)	(783)	(401)	(2,243)

Net investment income (loss)	(94)	(35)	284	2,336	(3)	3,034	750	8,122

Realized gain (loss) on investments	(175)	435	(1,588)	(25,232)	1	(437)	(2,306)	31,080
Change in unrealized gain (loss) on investments	9	-	(122)	19,756	1,710	3,925	(5,165)	57,419

Net gain (loss) on investments	(166)	435	(1,710)	(5,476)	1,711	3,488	(7,471)	88,499

Reinvested capital gains	1,329	-	1,878	8,418	94	1,546	-	30,594

Net increase (decrease) in contract owners’ equity resulting from operations	$1,069	400	452	5,278	1,802	8,068	(6,721)	127,215

Investment Activity:	ACVV	DVSCS	DCAP	FQB	FCS	FEIS	FGS	FIGBS
Reinvested dividends	$4,311	1,224	7,462	7,935	72	2,478	-	13,659
Mortality and expense risk charges (note 2)	(810)	(544)	(1,635)	(828)	(52)	(421)	(612)	(1,752)

Net investment income (loss)	3,501	680	5,827	7,107	20	2,057	(612)	11,907

Realized gain (loss) on investments	950	14,630	1,084	(4,406)	(10)	(34,639)	6,885	(1,668)
Change in unrealized gain (loss) on investments	42,797	6,212	(39,309)	3,458	(59)	35,667	(28,912)	2,918

Net gain (loss) on investments	43,747	20,842	(38,225)	(948)	(69)	1,028	(22,027)	1,250

Reinvested capital gains	-	11,607	65,736	-	751	11,118	18,127	178

Net increase (decrease) in contract owners’ equity resulting from operations	$47,248	33,129	33,338	6,159	702	14,203	(4,512)	13,335

Investment Activity:	FMCS	FMMP2	FOS	SBVSG	SBVSG2	OVGR	OVGS	OVSC
Reinvested dividends	$338	158	2,615	-	-	69	3,450	973
Mortality and expense risk charges (note 2)	(348)	(4,444)	(800)	(153)	(59)	(34)	(1,112)	(656)

Net investment income (loss)	(10)	(4,286)	1,815	(153)	(59)	35	2,338	317

Realized gain (loss) on investments	(7,110)	-	(3,367)	50	(410)	(1,037)	(6,339)	464
Change in unrealized gain (loss) on investments	(797)	-	(10,951)	1,154	554	(1,342)	(19,273)	19,859

Net gain (loss) on investments	(7,907)	-	(14,318)	1,204	144	(2,379)	(25,612)	20,323

Reinvested capital gains	11,185	-	331	1,790	737	1,757	21,870	7,216

Net increase (decrease) in contract owners’ equity resulting from operations	$3,268	(4,286)	(12,172)	2,841	822	(587)	(1,404)	27,856

Investment Activity:	OVSB	PMVAAD	PMVFAD	PMVHYA	PMVLDA	PMVTRA	ACC1	ACGI
Reinvested dividends	$3,075	856	333	23,585	5,641	14,277	960	5,007
Mortality and expense risk charges (note 2)	(251)	(147)	(111)	(1,618)	(1,594)	(2,574)	(208)	(1,591)

Net investment income (loss)	2,824	709	222	21,967	4,047	11,703	752	3,416

Realized gain (loss) on investments	(8,993)	98	(175)	(4,962)	(5,347)	(11,614)	(53)	3,191
Change in unrealized gain (loss) on investments	9,330	1,906	667	26,375	6,153	17,605	4,462	35,277

Net gain (loss) on investments	337	2,004	492	21,413	806	5,991	4,409	38,468

Reinvested capital gains	-	-	-	-	-	-	4,790	41,375

Net increase (decrease) in contract owners’ equity resulting from operations	$3,161	2,713	714	43,380	4,853	17,694	9,951	83,259

Investment Activity:	AVSCE	RVARS	TRBCG2	TREI2	WRASP	WRHIP	WRMCG	WFVSCG
Reinvested dividends	$-	431	-	711	258	2,555	-	-
Mortality and expense risk charges (note 2)	(50)	(1,670)	(1,494)	(147)	(170)	(197)	(120)	(2)

Net investment income (loss)	(50)	(1,239)	(1,494)	564	88	2,358	(120)	(2)

Realized gain (loss) on investments	581	(2,433)	58,763	1,452	(36,089)	(15,257)	(3,521)	(1,745)
Change in unrealized gain (loss) on investments	165	(8)	(56,155)	1,911	32,154	16,907	2,438	904

Net gain (loss) on investments	746	(2,441)	2,608	3,363	(3,935)	1,650	(1,083)	(841)

Reinvested capital gains	915	-	-	2,832	-	-	1,428	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,611	(3,680)	1,114	6,759	(3,847)	4,008	225	(843)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		BRVHY3		BRVTR3		MLVGA3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$153,423	239,821	23,657	-	322	-	1,095	715
Realized gain (loss) on investments	(194,881)	325,349	45,631	-	(544)	-	(8,338)	(2,368)
Change in unrealized gain (loss) on investments	446,594	(1,383,223)	-	-	-	-	13,937	(9,982)
Reinvested capital gains	447,998	627,130	-	-	-	-	-	7,692

Net increase (decrease) in contract owners’ equity resulting from operations	853,134	(190,923)	69,288	-	(222)	-	6,694	(3,943)

Equity transactions:
Purchase payments received from contract owners	15,126	50,085	-	-	-	-	-	-
Transfers between funds	-	-	854,580	-	223	-	9,558	39,636
Redemptions	(977,874)	(899,981)	-	-	(1)	-	(4,583)	(1,531)
Adjustments to maintain reserves	(69)	(446)	111	-	-	-	9	(22)

Net equity transactions	(962,817)	(850,342)	854,691	-	222	-	4,984	38,083

Net change in contract owners’ equity	(109,683)	(1,041,265)	923,979	-	-	-	11,678	34,140
Contract owners’ equity beginning of period	13,582,386	14,623,651	-	-	-	-	124,881	90,741

Contract owners’ equity end of period	$13,472,703	13,582,386	923,979	-	-	-	136,559	124,881

CHANGES IN UNITS:
Beginning units	782,551	771,086	-	-	-	-	7,885	5,639
Units purchased	838,091	622,214	318,128	-	6,034	-	3,985	6,063
Units redeemed	(870,155)	(610,749)	(229,561)	-	(6,034)	-	(3,569)	(3,817)

Ending units	750,487	782,551	88,567	-	-	-	8,301	7,885

	DWVSVS		DSIF		FTVSV2		FTVUG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(231)	56	2,817	3,498	426	333	3,808	(93)
Realized gain (loss) on investments	322	4,594	8,694	56,700	1,168	1,041	284	-
Change in unrealized gain (loss) on investments	19,186	(9,274)	(860)	(66,900)	20,141	(27,790)	(2,243)	(500)
Reinvested capital gains	-	2,844	7,348	7,524	17,925	17,134	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,277	(1,780)	17,999	822	39,660	(9,282)	1,849	(593)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	16	(4)	-	-
Transfers between funds	112,588	(87,942)	-	(197,645)	44,066	1,018	(72,076)	156,550
Redemptions	(1,538)	(1,829)	(59,582)	(17,634)	(729)	(2,024)	(1,209)	-
Adjustments to maintain reserves	(9)	3	8	(2)	(62)	(7)	(4)	1

Net equity transactions	111,041	(89,768)	(59,574)	(215,281)	43,291	(1,017)	(73,289)	156,551

Net change in contract owners’ equity	130,318	(91,548)	(41,575)	(214,459)	82,951	(10,299)	(71,440)	155,958
Contract owners’ equity beginning of period	-	91,548	206,560	421,019	109,612	119,911	155,958	-

Contract owners’ equity end of period	$130,318	-	164,985	206,560	192,563	109,612	84,518	155,958

CHANGES IN UNITS:
Beginning units	-	7,065	7,360	15,120	3,358	3,390	10,562	-
Units purchased	8,412	-	-	-	1,354	40	6,478	10,562
Units redeemed	(124)	(7,065)	(2,079)	(7,760)	(127)	(72)	(11,334)	-

Ending units	8,288	-	5,281	7,360	4,585	3,358	5,706	10,562

	FTVDM2		TIF2		FTVGI2		JABS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$145	829	4,856	9,415	(1,957)	41,176	5,854	6,258
Realized gain (loss) on investments	(14,993)	(798)	(12,200)	(10,644)	(17,260)	(19,625)	13,059	2,653
Change in unrealized gain (loss) on investments	19,549	(17,027)	26,561	(31,940)	39,265	(46,083)	(11,801)	(24,101)
Reinvested capital gains	-	6,524	5,330	10,719	472	2,796	5,632	14,768

Net increase (decrease) in contract owners’ equity resulting from operations	4,701	(10,472)	24,547	(22,450)	20,520	(21,736)	12,744	(422)

Equity transactions:
Purchase payments received from contract owners	-	717	-	612	(11)	-	(4)	(2)
Transfers between funds	(6,426)	(1,178)	39,361	18,890	143,376	(203,733)	(78,266)	22,796
Redemptions	(756)	(6,361)	(16,676)	(4,581)	(6,185)	(3,425)	(75,988)	(5,732)
Adjustments to maintain reserves	15	(19)	(6)	34	(5)	(6)	(23)	10

Net equity transactions	(7,167)	(6,841)	22,679	14,955	137,175	(207,164)	(154,281)	17,072

Net change in contract owners’ equity	(2,466)	(17,313)	47,226	(7,495)	157,695	(228,900)	(141,537)	16,650
Contract owners’ equity beginning of period	43,186	60,499	269,085	276,580	434,874	663,774	492,110	475,460

Contract owners’ equity end of period	$40,720	43,186	316,311	269,085	592,569	434,874	350,573	492,110

CHANGES IN UNITS:
Beginning units	1,660	1,860	12,080	11,570	45,322	65,968	18,906	18,245
Units purchased	1,604	204	2,740	2,733	23,523	1,113	73	1,406
Units redeemed	(1,933)	(404)	(1,529)	(2,223)	(8,632)	(21,759)	(6,072)	(745)

Ending units	1,331	1,660	13,291	12,080	60,213	45,322	12,907	18,906

	JAFBS		JACAS		JAIGS		LOVMCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,887	1,053	933	1,210	(5)	16	(82)	-
Realized gain (loss) on investments	2,130	(1)	(10,766)	29	(3,662)	(2)	911	-
Change in unrealized gain (loss) on investments	328	(2,386)	(10,263)	(12,807)	1,743	(1,743)	-	-
Reinvested capital gains	-	-	22,737	27,294	-	-	286	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,345	(1,334)	2,641	15,726	(1,924)	(1,729)	1,115	-

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(32,771)	127,996	(4,760)	30,746	(10,649)	14,303	(1,114)	-
Redemptions	(2,459)	-	(31,801)	(165)	-	-	-	-
Adjustments to maintain reserves	2	(4)	(19)	7	9	(10)	(1)	-

Net equity transactions	(35,228)	127,992	(36,580)	30,588	(10,640)	14,293	(1,115)	-

Net change in contract owners’ equity	(29,883)	126,658	(33,939)	46,314	(12,564)	12,564	-	-
Contract owners’ equity beginning of period	126,658	-	177,493	131,179	12,564	-	-	-

Contract owners’ equity end of period	$96,775	126,658	143,554	177,493	-	12,564	-	-

CHANGES IN UNITS:
Beginning units	12,860	-	5,122	4,224	441	-	-	-
Units purchased	13,326	12,860	-	903	-	441	1,474	-
Units redeemed	(16,540)	-	(1,046)	(5)	(441)	-	(1,474)	-

Ending units	9,646	12,860	4,076	5,122	-	441	-	-

	M2IGSS		MNDSC		MVFSC		MSGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6)	-	(397)	(276)	7,387	8,569	(64)	-
Realized gain (loss) on investments	331	-	(13,792)	(1,276)	20,198	12,635	761	-
Change in unrealized gain (loss) on investments	-	-	16,456	(15,435)	(4,891)	(58,037)	-	-
Reinvested capital gains	-	-	4,399	4,156	40,794	29,499	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	325	-	6,666	(12,831)	63,488	(7,334)	697	-

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	4,313	-	-
Transfers between funds	20,618	-	(74,009)	122,287	(62,440)	(152)	9,703	-
Redemptions	(20,943)	-	(1,317)	(3,501)	(6,028)	(28,942)	(10,400)	-
Adjustments to maintain reserves	-	-	(16)	6	(35)	22	-	-

Net equity transactions	(325)	-	(75,342)	118,792	(68,503)	(24,759)	(697)	-

Net change in contract owners’ equity	-	-	(68,676)	105,961	(5,015)	(32,093)	-	-
Contract owners’ equity beginning of period	-	-	114,881	8,920	480,838	512,931	-	-

Contract owners’ equity end of period	$-	-	46,205	114,881	475,823	480,838	-	-

CHANGES IN UNITS:
Beginning units	-	-	8,824	668	16,088	16,936	-	-
Units purchased	1,956	-	4,319	8,866	3	496	6,175	-
Units redeemed	(1,956)	-	(9,870)	(710)	(2,090)	(1,344)	(6,175)	-

Ending units	-	-	3,273	8,824	14,001	16,088	-	-

	MSVRE		NVCCA2		NVCMD2		NVDBL2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,130	842	(113)	2,100	2,559	2,679	1,879	1,516
Realized gain (loss) on investments	(683)	16,041	(11,833)	(20)	9	41	(29)	(7)
Change in unrealized gain (loss) on investments	3,603	(20,302)	11,608	(11,608)	(3,287)	(10,289)	2,529	(5,382)
Reinvested capital gains	-	-	-	5,482	7,358	6,077	3,180	2,912

Net increase (decrease) in contract owners’ equity resulting from operations	4,050	(3,419)	(338)	(4,046)	6,639	(1,492)	7,559	(961)

Equity transactions:
Purchase payments received from contract owners	-	1,278	-	-	-	-	-	-
Transfers between funds	(8,130)	11,013	(78,858)	83,244	-	-	-	-
Redemptions	(1,326)	(6,385)	-	-	-	-	-	-
Adjustments to maintain reserves	(46)	50	(4)	2	(1)	(1)	(3)	-

Net equity transactions	(9,502)	5,956	(78,862)	83,246	(1)	(1)	(3)	-

Net change in contract owners’ equity	(5,452)	2,537	(79,200)	79,200	6,638	(1,493)	7,556	(961)
Contract owners’ equity beginning of period	87,172	84,635	79,200	-	104,258	105,751	132,127	133,088

Contract owners’ equity end of period	$81,720	87,172	-	79,200	110,896	104,258	139,683	132,127

CHANGES IN UNITS:
Beginning units	2,049	2,026	6,322	-	8,421	8,421	10,927	10,927
Units purchased	1,675	3,312	-	6,322	-	-	-	-
Units redeemed	(1,923)	(3,289)	(6,322)	-	-	-	-	-

Ending units	1,801	2,049	-	6,322	8,421	8,421	10,927	10,927

	GVDMA		NVMIG6		NVMLG2		NVMLV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,644	1,256	(4)	(44)	316	56	363	1,146
Realized gain (loss) on investments	99	3,241	342	(4,475)	(24,266)	(624)	(11,353)	8,015
Change in unrealized gain (loss) on investments	(1,282)	(7,077)	-	5,731	(3,803)	(26,782)	17,754	(41,382)
Reinvested capital gains	8,365	2,108	-	-	19,428	21,850	4,639	19,370

Net increase (decrease) in contract owners’ equity resulting from operations	8,826	(472)	338	1,212	(8,325)	(5,500)	11,403	(12,851)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	(18,173)	12,027	(60,712)	(109,747)	264,380	(123,874)	(115,284)
Redemptions	(486)	-	(12,365)	(1,076)	(383)	(4,938)	(4,578)	(14,042)
Adjustments to maintain reserves	(5)	7	-	(1)	(12)	2	(4)	(1)

Net equity transactions	(491)	(18,166)	(338)	(61,789)	(110,142)	259,444	(128,456)	(129,327)

Net change in contract owners’ equity	8,335	(18,638)	-	(60,577)	(118,467)	253,944	(117,053)	(142,178)
Contract owners’ equity beginning of period	109,257	127,895	-	60,577	253,944	-	164,642	306,820

Contract owners’ equity end of period	$117,592	109,257	-	-	135,477	253,944	47,589	164,642

CHANGES IN UNITS:
Beginning units	8,444	9,778	-	5,362	16,442	-	11,401	20,444
Units purchased	-	-	1,080	-	-	16,762	-	7,437
Units redeemed	(37)	(1,334)	(1,080)	(5,362)	(7,813)	(320)	(8,552)	(16,480)

Ending units	8,407	8,444	-	-	8,629	16,442	2,849	11,401

	NVMMG2		NVMMV2		SCGF2		SCVF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(153)	(371)	1,658	1,922	(275)	(314)	(77)	233
Realized gain (loss) on investments	(36,578)	5,181	(9,187)	185	(20,108)	(768)	(16,300)	(1,111)
Change in unrealized gain (loss) on investments	23,450	(31,589)	17,182	(31,796)	16,509	(27,114)	23,172	(23,539)
Reinvested capital gains	4,088	19,096	14,067	22,130	8,125	17,484	5,522	15,825

Net increase (decrease) in contract owners’ equity resulting from operations	(9,193)	(7,683)	23,720	(7,559)	4,251	(10,712)	12,317	(8,592)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(74,336)	63,943	(42,058)	193,538	(86,420)	135,175	(87,686)	125,704
Redemptions	(66)	(3,540)	(2,763)	(3,811)	(1,614)	(3,553)	(999)	(3,720)
Adjustments to maintain reserves	(5)	5	3	(13)	(5)	(1)	9	(16)

Net equity transactions	(74,407)	60,408	(44,818)	189,714	(88,039)	131,621	(88,676)	121,968

Net change in contract owners’ equity	(83,600)	52,725	(21,098)	182,155	(83,788)	120,909	(76,359)	113,376
Contract owners’ equity beginning of period	119,671	66,946	192,896	10,741	120,909	-	139,375	25,999

Contract owners’ equity end of period	$36,071	119,671	171,798	192,896	37,121	120,909	63,016	139,375

CHANGES IN UNITS:
Beginning units	8,406	4,669	12,214	658	8,613	-	9,584	1,674
Units purchased	-	8,791	1	12,431	-	11,543	-	10,547
Units redeemed	(6,009)	(5,054)	(2,933)	(875)	(6,158)	(2,930)	(6,116)	(2,637)

Ending units	2,397	8,406	9,282	12,214	2,455	8,613	3,468	9,584

	SCF2		NCPG2		IDPGI2		NVSIX2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(195)	(180)	904	1,422	849	668	145	75
Realized gain (loss) on investments	(49)	(13)	(11,163)	(323)	(6)	-	(12)	(2)
Change in unrealized gain (loss) on investments	2,655	(6,119)	9,793	(11,668)	2,219	(2,795)	1,873	(1,551)
Reinvested capital gains	7,951	5,155	-	-	-	-	2,464	748

Net increase (decrease) in contract owners’ equity resulting from operations	10,362	(1,157)	(466)	(10,569)	3,062	(2,127)	4,470	(730)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(94,911)	159,625	-	-	7,803	9,675
Redemptions	-	-	(95)	(4,802)	-	-	-	-
Adjustments to maintain reserves	(4)	(3)	(3)	(2)	(1)	(2)	(2)	-

Net equity transactions	(4)	(3)	(95,009)	154,821	(1)	(2)	7,801	9,675

Net change in contract owners’ equity	10,358	(1,160)	(95,475)	144,252	3,061	(2,129)	12,271	8,945
Contract owners’ equity beginning of period	47,255	48,415	144,252	-	57,330	59,459	8,945	-

Contract owners’ equity end of period	$57,613	47,255	48,777	144,252	60,391	57,330	21,216	8,945

CHANGES IN UNITS:
Beginning units	3,480	3,480	13,703	-	5,428	5,428	716	-
Units purchased	-	-	-	14,155	-	-	694	716
Units redeemed	-	-	(9,326)	(452)	-	-	-	-

Ending units	3,480	3,480	4,377	13,703	5,428	5,428	1,410	716

	GVEX2		AMTB		AMINS		AMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$374	401	841	999	253	604	(743)	(935)
Realized gain (loss) on investments	1,755	17	(2,459)	(835)	(52)	1,264	(5,693)	(53,361)
Change in unrealized gain (loss) on investments	1,095	(1,129)	2,631	(315)	(3,224)	(267)	5,410	48,542
Reinvested capital gains	558	421	-	-	541	302	9,187	17,718

Net increase (decrease) in contract owners’ equity resulting from operations	3,782	(290)	1,013	(151)	(2,482)	1,903	8,161	11,964

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	1	1,308	-	2,709
Transfers between funds	(613)	18,140	53,082	18	(17,172)	(15)	(30,725)	(20,819)
Redemptions	-	-	(37,585)	(7,831)	(1,734)	(17,609)	(4,134)	(16,581)
Adjustments to maintain reserves	(2)	3	(7)	(4)	(8)	(3)	(33)	6

Net equity transactions	(615)	18,143	15,490	(7,817)	(18,913)	(16,319)	(34,892)	(34,685)

Net change in contract owners’ equity	3,167	17,853	16,503	(7,968)	(21,395)	(14,416)	(26,731)	(22,721)
Contract owners’ equity beginning of period	28,772	10,919	83,938	91,906	107,971	122,387	205,174	227,895

Contract owners’ equity end of period	$31,939	28,772	100,441	83,938	86,576	107,971	178,443	205,174

CHANGES IN UNITS:
Beginning units	2,156	823	6,939	7,585	7,116	8,154	5,893	6,601
Units purchased	4,537	1,333	4,373	417	6	85	25	2,611
Units redeemed	(4,537)	-	(3,080)	(1,063)	(1,310)	(1,123)	(1,009)	(3,319)

Ending units	2,156	2,156	8,232	6,939	5,812	7,116	4,909	5,893

	AMMCGS		AMRS		ALVGIA		ALVREA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(94)	(15)	(35)	-	284	33	2,336	2,724
Realized gain (loss) on investments	(175)	(2)	435	-	(1,588)	1,091	(25,232)	(15,752)
Change in unrealized gain (loss) on investments	9	(1,180)	-	-	(122)	(1,529)	19,756	1,127
Reinvested capital gains	1,329	-	-	-	1,878	-	8,418	18,285

Net increase (decrease) in contract owners’ equity resulting from operations	1,069	(1,197)	400	-	452	(405)	5,278	6,384

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	14	5
Transfers between funds	8,591	28,144	(399)	-	27,414	(22,449)	(49,522)	(6,111)
Redemptions	(9,382)	(42)	-	-	(27,750)	(253)	(10,053)	(11,171)
Adjustments to maintain reserves	(9)	(3)	(1)	-	(1)	(25)	16	(25)

Net equity transactions	(800)	28,099	(400)	-	(337)	(22,727)	(59,545)	(17,302)

Net change in contract owners’ equity	269	26,902	-	-	115	(23,132)	(54,267)	(10,918)
Contract owners’ equity beginning of period	26,902	-	-	-	4,225	27,357	219,180	230,098

Contract owners’ equity end of period	$27,171	26,902	-	-	4,340	4,225	164,913	219,180

CHANGES IN UNITS:
Beginning units	2,804	-	-	-	153	982	4,953	5,223
Units purchased	880	2,808	3,110	-	932	-	870	1,715
Units redeemed	(954)	(4)	(3,110)	-	(943)	(829)	(2,354)	(1,985)

Ending units	2,730	2,804	-	-	142	153	3,469	4,953

	ALVSVA		ACVIP2		ACVI		ACVMV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(3)	9	3,034	3,399	750	(181)	8,122	7,328
Realized gain (loss) on investments	1	-	(437)	(210)	(2,306)	(225)	31,080	59,235
Change in unrealized gain (loss) on investments	1,710	(356)	3,925	(9,165)	(5,165)	(8,184)	57,419	(105,154)
Reinvested capital gains	94	255	1,546	-	-	-	30,594	26,779

Net increase (decrease) in contract owners’ equity resulting from operations	1,802	(92)	8,068	(5,976)	(6,721)	(8,590)	127,215	(11,812)

Equity transactions:
Purchase payments received from contract owners	-	-	5	1,662	(6)	(1)	18	4,438
Transfers between funds	11,641	-	(6,495)	526	(10,810)	125,520	42,468	(127,402)
Redemptions	-	-	(3,340)	(15,245)	(1,452)	(1,659)	(23,582)	(36,234)
Adjustments to maintain reserves	7	(1)	1	(24)	(34)	18	(41)	8

Net equity transactions	11,648	(1)	(9,829)	(13,081)	(12,302)	123,878	18,863	(159,190)

Net change in contract owners’ equity	13,450	(93)	(1,761)	(19,057)	(19,023)	115,288	146,078	(171,002)
Contract owners’ equity beginning of period	1,504	1,597	205,096	224,153	115,288	-	538,282	709,284

Contract owners’ equity end of period	$14,954	1,504	203,335	205,096	96,265	115,288	684,360	538,282

CHANGES IN UNITS:
Beginning units	39	39	13,533	14,367	4,916	-	20,843	26,953
Units purchased	272	-	62	144	109	5,002	4,112	172
Units redeemed	-	-	(705)	(978)	(679)	(86)	(3,324)	(6,282)

Ending units	311	39	12,890	13,533	4,346	4,916	21,631	20,843

	ACVV		DVSCS		DCAP		FQB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,501	4,178	680	420	5,827	6,228	7,107	4,032
Realized gain (loss) on investments	950	44,826	14,630	4,387	1,084	5,316	(4,406)	(680)
Change in unrealized gain (loss) on investments	42,797	(51,538)	6,212	(16,732)	(39,309)	(46,762)	3,458	(8,334)
Reinvested capital gains	-	-	11,607	8,189	65,736	22,016	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,248	(2,534)	33,129	(3,736)	33,338	(13,202)	6,159	(4,982)

Equity transactions:
Purchase payments received from contract owners	-	-	-	1,832	1	1,632	-	-
Transfers between funds	132,498	(51,159)	35,459	(7,975)	(19,032)	1,230	12,533	269,980
Redemptions	(5,327)	-	(4,523)	(9,276)	(2,901)	(20,976)	(6,805)	(6,774)
Adjustments to maintain reserves	-	(8)	(20)	(22)	(2)	(4)	(9)	4

Net equity transactions	127,171	(51,167)	30,916	(15,441)	(21,934)	(18,118)	5,719	263,210

Net change in contract owners’ equity	174,419	(53,701)	64,045	(19,177)	11,404	(31,320)	11,878	258,228
Contract owners’ equity beginning of period	133,592	187,293	121,483	140,660	447,654	478,974	258,228	-

Contract owners’ equity end of period	$308,011	133,592	185,528	121,483	459,058	447,654	270,106	258,228

CHANGES IN UNITS:
Beginning units	4,714	6,330	3,359	3,782	18,667	19,410	15,444	-
Units purchased	4,876	7,198	3,055	48	55	141	5,080	16,511
Units redeemed	(534)	(8,814)	(2,303)	(471)	(936)	(884)	(4,908)	(1,067)

Ending units	9,056	4,714	4,111	3,359	17,786	18,667	15,616	15,444

	FCS		FEIS		FGS		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$20	(76)	2,057	4,309	(612)	(303)	11,907	7,670
Realized gain (loss) on investments	(10)	9,566	(34,639)	(73,304)	6,885	25,335	(1,668)	(6,761)
Change in unrealized gain (loss) on investments	(59)	(14,901)	35,667	(12,840)	(28,912)	(18,509)	2,918	(8,301)
Reinvested capital gains	751	4,740	11,118	53,682	18,127	4,754	178	395

Net increase (decrease) in contract owners’ equity resulting from operations	702	(671)	14,203	(28,153)	(4,512)	11,277	13,335	(6,997)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	(47,092)	(67,231)	(369,784)	5,793	52,386	262,078	(77,009)
Redemptions	-	-	(1,394)	(48,304)	(52,313)	(17,895)	(48,667)	(52,467)
Adjustments to maintain reserves	(1)	2	(25)	2	(31)	9	(12)	(9)

Net equity transactions	(1)	(47,090)	(68,650)	(418,086)	(46,551)	34,500	213,399	(129,485)

Net change in contract owners’ equity	701	(47,761)	(54,447)	(446,239)	(51,063)	45,777	226,734	(136,482)
Contract owners’ equity beginning of period	9,588	57,349	173,564	619,803	197,109	151,332	364,535	501,017

Contract owners’ equity end of period	$10,289	9,588	119,117	173,564	146,046	197,109	591,269	364,535

CHANGES IN UNITS:
Beginning units	297	1,741	7,021	23,946	6,885	5,639	21,889	29,752
Units purchased	-	-	1,156	-	3,201	3,725	19,218	25,793
Units redeemed	-	(1,444)	(4,061)	(16,925)	(4,951)	(2,479)	(7,063)	(33,656)

Ending units	297	297	4,116	7,021	5,135	6,885	34,044	21,889

	FMCS		FMMP2		FOS		SBVSG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(10)	82	(4,286)	(4,546)	1,815	2,266	(153)	(152)
Realized gain (loss) on investments	(7,110)	1,411	-	-	(3,367)	(293)	50	6,259
Change in unrealized gain (loss) on investments	(797)	(28,104)	-	-	(10,951)	(15,577)	1,154	(5,364)
Reinvested capital gains	11,185	23,592	-	-	331	225	1,790	677

Net increase (decrease) in contract owners’ equity resulting from operations	3,268	(3,019)	(4,286)	(4,546)	(12,172)	(13,379)	2,841	1,420

Equity transactions:
Purchase payments received from contract owners	-	-	4	-	1	-	12	(755)
Transfers between funds	(72,981)	-	(741,030)	1,086,986	(10,100)	235,548	44,174	(62,243)
Redemptions	(30,469)	(13,002)	(96,156)	(274,627)	(8,476)	(5,100)	(12,541)	(3,022)
Adjustments to maintain reserves	1	(2)	(6)	2	29	(32)	9	(5)

Net equity transactions	(103,449)	(13,004)	(837,188)	812,361	(18,546)	230,416	31,654	(66,025)

Net change in contract owners’ equity	(100,181)	(16,023)	(841,474)	807,815	(30,718)	217,037	34,495	(64,605)
Contract owners’ equity beginning of period	183,561	199,584	1,622,942	815,127	217,037	-	31,554	96,159

Contract owners’ equity end of period	$83,380	183,561	781,468	1,622,942	186,319	217,037	66,049	31,554

CHANGES IN UNITS:
Beginning units	7,600	8,111	143,255	71,849	8,542	-	1,692	4,916
Units purchased	-	-	287,862	277,164	211	8,743	2,438	2,282
Units redeemed	(4,510)	(511)	(361,965)	(205,758)	(1,003)	(201)	(769)	(5,506)

Ending units	3,090	7,600	69,152	143,255	7,750	8,542	3,361	1,692

	SBVSG2		OVGR		OVGS		OVSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(59)	(115)	35	(24)	2,338	3,627	317	908
Realized gain (loss) on investments	(410)	(1,353)	(1,037)	76	(6,339)	(832)	464	634
Change in unrealized gain (loss) on investments	554	(909)	(1,342)	1,342	(19,273)	(20,809)	19,859	(39,097)
Reinvested capital gains	737	707	1,757	-	21,870	23,946	7,216	25,570

Net increase (decrease) in contract owners’ equity resulting from operations	822	(1,670)	(587)	1,394	(1,404)	5,932	27,856	(11,985)

Equity transactions:
Purchase payments received from contract owners	2	881	-	-	(2)	-	4	-
Transfers between funds	(1,397)	(18,038)	(17,117)	20,231	(10,138)	39,493	(988)	36,401
Redemptions	-	(616)	(2,474)	(1,448)	(15,184)	(7,713)	(41,320)	(1,267)
Adjustments to maintain reserves	8	(13)	(12)	13	24	(50)	(19)	10

Net equity transactions	(1,387)	(17,786)	(19,603)	18,796	(25,300)	31,730	(42,323)	35,144

Net change in contract owners’ equity	(565)	(19,456)	(20,190)	20,190	(26,704)	37,662	(14,467)	23,159
Contract owners’ equity beginning of period	18,565	38,021	20,190	-	339,629	301,967	194,400	171,241

Contract owners’ equity end of period	$18,000	18,565	-	20,190	312,925	339,629	179,933	194,400

CHANGES IN UNITS:
Beginning units	755	1,470	788	-	10,021	9,229	5,253	4,339
Units purchased	-	342	-	845	189	3,018	159	979
Units redeemed	(59)	(1,057)	(788)	(57)	(952)	(2,226)	(1,279)	(65)

Ending units	696	755	-	788	9,258	10,021	4,133	5,253

	OVSB		PMVAAD		PMVFAD		PMVHYA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,824	5,007	709	(42)	222	354	21,967	38,720
Realized gain (loss) on investments	(8,993)	(353)	98	(1,717)	(175)	(3,230)	(4,962)	(42,059)
Change in unrealized gain (loss) on investments	9,330	(8,617)	1,906	2,552	667	(289)	26,375	(16,082)
Reinvested capital gains	-	-	-	-	-	79	-	7,021

Net increase (decrease) in contract owners’ equity resulting from operations	3,161	(3,963)	2,713	793	714	(3,086)	43,380	(12,400)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	5	1,128
Transfers between funds	(66,085)	61,339	36,032	(48,407)	(143)	1,213	(39,934)	(850,569)
Redemptions	(3,672)	(5,297)	-	(10,953)	(245)	(253)	(51,255)	(14,705)
Adjustments to maintain reserves	3	(4)	8	-	(7)	(2)	218	(143)

Net equity transactions	(69,754)	56,038	36,040	(59,360)	(395)	958	(90,966)	(864,289)

Net change in contract owners’ equity	(66,593)	52,075	38,753	(58,567)	319	(2,128)	(47,586)	(876,689)
Contract owners’ equity beginning of period	85,369	33,294	-	58,567	28,583	30,711	434,290	1,310,979

Contract owners’ equity end of period	$18,776	85,369	38,753	-	28,902	28,583	386,704	434,290

CHANGES IN UNITS:
Beginning units	8,485	3,209	-	5,509	2,463	2,447	17,123	50,612
Units purchased	3,535	5,784	3,714	-	28	1,195	16,487	66,248
Units redeemed	(10,255)	(508)	(118)	(5,509)	(62)	(1,179)	(20,004)	(99,737)

Ending units	1,765	8,485	3,596	-	2,429	2,463	13,606	17,123

	PMVLDA		PMVTRA		ACC1		ACGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,047	14,083	11,703	34,587	752	646	3,416	11,081
Realized gain (loss) on investments	(5,347)	(391)	(11,614)	(4,329)	(53)	46,332	3,191	3,475
Change in unrealized gain (loss) on investments	6,153	(14,261)	17,605	(36,552)	4,462	(35,845)	35,277	(95,533)
Reinvested capital gains	-	-	-	7,829	4,790	170	41,375	65,719

Net increase (decrease) in contract owners’ equity resulting from operations	4,853	(569)	17,694	1,535	9,951	11,303	83,259	(15,258)

Equity transactions:
Purchase payments received from contract owners	10	2,273	8	4,188	6	(1)	1	2,104
Transfers between funds	99,259	146	63,826	(25,585)	(1,703)	(137,518)	44,245	(9)
Redemptions	(28,436)	(25,821)	(64,389)	(55,144)	-	-	(2,544)	(12,427)
Adjustments to maintain reserves	(11)	(21)	48	(90)	7	(5)	1	-

Net equity transactions	70,822	(23,423)	(507)	(76,631)	(1,690)	(137,524)	41,703	(10,332)

Net change in contract owners’ equity	75,675	(23,992)	17,187	(75,096)	8,261	(126,221)	124,962	(25,590)
Contract owners’ equity beginning of period	456,019	480,011	725,485	800,581	58,086	184,307	416,820	442,410

Contract owners’ equity end of period	$531,694	456,019	742,672	725,485	66,347	58,086	541,782	416,820

CHANGES IN UNITS:
Beginning units	31,649	33,255	38,618	42,634	3,155	9,379	14,473	14,838
Units purchased	14,812	1,437	6,825	822	86	11,052	1,975	70
Units redeemed	(9,784)	(3,043)	(6,628)	(4,838)	(158)	(17,276)	(638)	(435)

Ending units	36,677	31,649	38,815	38,618	3,083	3,155	15,810	14,473

	AVSCE		RVARS		TRBCG2		TREI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(50)	(80)	(1,239)	245	(1,494)	(2,079)	564	456
Realized gain (loss) on investments	581	55	(2,433)	5,908	58,763	164,776	1,452	156
Change in unrealized gain (loss) on investments	165	(5,843)	(8)	(5,969)	(56,155)	(105,616)	1,911	(4,094)
Reinvested capital gains	915	4,595	-	-	-	-	2,832	791

Net increase (decrease) in contract owners’ equity resulting from operations	1,611	(1,273)	(3,680)	184	1,114	57,081	6,759	(2,691)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	7,522	9,551	7,519	7,521
Transfers between funds	-	-	181,283	171,156	(8,793)	(262,227)	52,552	-
Redemptions	(7,860)	(4,669)	(11,295)	(4,674)	(79,814)	(27,640)	(12,721)	(4,635)
Adjustments to maintain reserves	(5)	(3)	(3)	(8)	(36)	16	-	(13)

Net equity transactions	(7,865)	(4,672)	169,985	166,474	(81,121)	(280,300)	47,350	2,873

Net change in contract owners’ equity	(6,254)	(5,945)	166,305	166,658	(80,007)	(223,219)	54,109	182
Contract owners’ equity beginning of period	17,096	23,041	271,556	104,898	421,747	644,966	35,233	35,051

Contract owners’ equity end of period	$10,842	17,096	437,861	271,556	341,740	421,747	89,342	35,233

CHANGES IN UNITS:
Beginning units	1,097	1,392	25,729	10,087	16,464	27,843	2,061	1,897
Units purchased	-	-	25,529	28,463	4,939	5,223	5,533	422
Units redeemed	(474)	(295)	(9,385)	(12,821)	(8,087)	(16,602)	(3,113)	(258)

Ending units	623	1,097	41,873	25,729	13,316	16,464	4,481	2,061

	WRASP		WRHIP		WRMCG		WFVSCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$88	(135)	2,358	8,727	(120)	(205)	(2)	(25)
Realized gain (loss) on investments	(36,089)	(99)	(15,257)	(6,258)	(3,521)	9,978	(1,745)	(480)
Change in unrealized gain (loss) on investments	32,154	(33,986)	16,907	(10,477)	2,438	(16,973)	904	138
Reinvested capital gains	-	22,306	-	1,571	1,428	5,781	-	768

Net increase (decrease) in contract owners’ equity resulting from operations	(3,847)	(11,914)	4,008	(6,437)	225	(1,419)	(843)	401

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(70,917)	10,889	(55,584)	(149,248)	(15,711)	(117,976)	(3,680)	(10,163)
Redemptions	-	-	(557)	(7,756)	(2,382)	(6,330)	(272)	(1,943)
Adjustments to maintain reserves	1	(12)	(11)	(2)	5	(8)	-	2

Net equity transactions	(70,916)	10,877	(56,152)	(157,006)	(18,088)	(124,314)	(3,952)	(12,104)

Net change in contract owners’ equity	(74,763)	(1,037)	(52,144)	(163,443)	(17,863)	(125,733)	(4,795)	(11,703)
Contract owners’ equity beginning of period	120,140	121,177	100,153	263,596	27,118	152,851	4,795	16,498

Contract owners’ equity end of period	$45,377	120,140	48,009	100,153	9,255	27,118	-	4,795

CHANGES IN UNITS:
Beginning units	7,936	7,299	8,835	21,662	2,048	10,840	270	899
Units purchased	-	637	1,694	1,086	3,112	660	-	-
Units redeemed	(4,874)	-	(6,865)	(13,913)	(4,499)	(9,452)	(270)	(629)

Ending units	3,062	7,936	3,664	8,835	661	2,048	-	270

	GVIDM		OVGI		PVTSCB		FOSR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(71)	-	(116)	-	257	-	(290)
Realized gain (loss) on investments	-	14,615	-	18,800	-	(5,813)	-	45,753
Change in unrealized gain (loss) on investments	-	(11,699)	-	(16,463)	-	(369)	-	(25,282)
Reinvested capital gains	-	-	-	-	-	4,855	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,845	-	2,221	-	(1,070)	-	20,181

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	1,681
Transfers between funds	-	(120,934)	-	(74,439)	-	(42,153)	-	(235,561)
Redemptions	-	-	-	-	-	(1,116)	-	(7,506)
Adjustments to maintain reserves	-	(4)	-	8	-	(13)	-	(6)

Net equity transactions	-	(120,938)	-	(74,431)	-	(43,282)	-	(241,392)

Net change in contract owners’ equity	-	(118,093)	-	(72,210)	-	(44,352)	-	(221,211)
Contract owners’ equity beginning of period	-	118,093	-	72,210	-	44,352	-	221,211

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	9,351	-	2,799	-	1,436	-	13,883
Units purchased	-	-	-	84	-	-	-	101
Units redeemed	-	(9,351)	-	(2,883)	-	(1,436)	-	(13,984)

Ending units	-	-	-	-	-	-	-	-

	ACVI3		AMFAS
	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	170	-	(104)
Realized gain (loss) on investments	-	2,296	-	3,826
Change in unrealized gain (loss) on investments	-	6,832	-	(7,483)
Reinvested capital gains	-	-	-	4,205

Net increase (decrease) in contract owners’ equity resulting from operations	-	9,298	-	444

Equity transactions:
Purchase payments received from contract owners	-	1,015	-	-
Transfers between funds	-	(142,017)	-	(28,144)
Redemptions	-	(5,035)	-	(13,373)
Adjustments to maintain reserves	-	(4)	-	(20)

Net equity transactions	-	(146,041)	-	(41,537)

Net change in contract owners’ equity	-	(136,743)	-	(41,093)
Contract owners’ equity beginning of period	-	136,743	-	41,093

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	13,130	-	1,892
Units purchased	-	151	-	-
Units redeemed	-	(13,281)	-	(1,892)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)*

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Real Estate Investment Portfolio - Class A (ALVREA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund -Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)*

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)*

Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Small Cap Value Securities Fund - Class 2 (FTVSV2)

U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Growth Securities Fund - Class 2 (FTVGS2)*

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)*

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

VI Comstock Fund - Series I Shares (ACC1)

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Franchise Fund - Series I Shares (ACEG)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Overseas Portfolio: Service Shares (JAIGS)*

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Growth and Income Portfolio: Class VC (LOVGI)*

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)*

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)*

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)*

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)*

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)*

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)*

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)*

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)*

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

AMERICAN CENTURY INVESTORS INC.

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Money Market Portfolio - Service Class 2 (FMMP2)

VIP Overseas Portfolio - Service Class (FOS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)*

VT Growth Opportunities Fund: Class IB (PVGOB)*

VT International Equity Fund: Class IB (PVTIGB)*

VT Small Cap Value Fund: Class IB (PVTSCB)*

VT Voyager Fund: Class IB (PVTVB)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charge - Recurring	0.35%
Death Benefit Options:	-
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81st birthday less surrenders	-

Maximum Variable Account Charges*	0.55%

*	When maximum options are elected.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	BRVHY3	BRVTR3	MLVGA3	DWVSVS	DSIF	FTVSV2	FTVUG2

0.35%	$41,256	$1,702	$-	$312	$79	$626	$401	$447
0.55%	8,619	22	153	269	152	-	148	95

Totals	$49,875	$1,724	$153	$581	$231	$626	$549	$542

	FTVDM2	TIF2	FTVGI2	JABS	JAFBS	JACAS	JAIGS	LOVMCV

0.35%	$111	$964	$1,884	$1,313	$467	$575	$5	$-
0.55%	126	131	73	229	115	20	-	85

Totals	$237	$1,095	$1,957	$1,542	$582	$595	$5	$85

	M2IGSS	MNDSC	MVFSC	MSGI2	MSVRE	NVCCA2	NVCMD2	NVDBL2

0.35%	$6	$266	$1,480	$3	$251	$-	$370	$-
0.55%	-	131	372	61	200	113	-	741

Totals	$6	$397	$1,852	$64	$451	$113	$370	$741

	GVDMA	NVMIG6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF2

0.35%	$388	$4	$508	$359	$151	$563	$265	$233
0.55%	-	-	3	12	2	13	10	91

Totals	$388	$4	$511	$371	$153	$576	$275	$324

	SCF2	NCPG2	IDPGI2	NVSIX2	GVEX2	AMTB	AMINS	AMCG

0.35%	$34	$206	$203	$59	$102	$384	$286	$554
0.55%	214	3	-	-	35	-	101	189

Totals	$248	$209	$203	$59	$137	$384	$387	$743

	AMMCGS	AMRS	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI	ACVMV1

0.35%	$78	$-	$8	$580	$13	$621	$321	$1,857
0.55%	16	35	22	22	-	162	80	386

Totals	$94	$35	$30	$602	$13	$783	$401	$2,243

	ACVV	DVSCS	DCAP	FQB	FCS	FEIS	FGS	FIGBS

0.35%	$803	$361	$1,484	$795	$-	$356	$500	$1,721
0.55%	7	183	151	33	52	65	112	31

Totals	$810	$544	$1,635	$828	$52	$421	$612	$1,752

	FMCS	FMMP2	FOS	SBVSG	SBVSG2	OVGR	OVGS	OVSC

0.35%	$348	$4,065	$537	$150	$59	$34	$1,068	$656
0.55%	-	379	263	3	-	-	44	-

Totals	$348	$4,444	$800	$153	$59	$34	$1,112	$656

	OVSB	PMVAAD	PMVFAD	PMVHYA	PMVLDA	PMVTRA	ACC1	ACGI

0.35%	$50	$2	$89	$1,538	$843	$2,076	$208	$1,391
0.55%	201	145	22	80	751	498	-	200

Totals	$251	$147	$111	$1,618	$1,594	$2,574	$208	$1,591

	AVSCE	RVARS	TRBCG2	TREI2	WRASP	WRHIP	WRMCG	WFVSCG

0.35%	$50	$1,319	$1,240	$104	$157	$149	$62	$2
0.55%	-	351	254	43	13	48	58	-

Totals	$50	$1,670	$1,494	$147	$170	$197	$120	$2

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$13,471,133	$-	$-	$13,471,133

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	$3,172,882	$2,297,157
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	61,569	61,025
Global Allocation V.I. Fund - Class III (MLVGA3)	60,678	54,609
VIP Small Cap Value Series: Service Class (DWVSVS)	112,910	2,091
Stock Index Fund, Inc. - Initial Shares (DSIF)	10,790	60,208
Small Cap Value Securities Fund - Class 2 (FTVSV2)	67,022	5,319
U.S. Government Securities VIP Fund: Class 2 (FTVUG2)	99,605	169,082
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	50,673	57,710
Templeton Foreign Securities Fund - Class 2 (TIF2)	68,376	35,505
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	218,811	83,116
Balanced Portfolio: Service Shares (JABS)	14,853	157,625
Flexible Bond Portfolio: Service Shares (JAFBS)	136,700	169,042
Forty Portfolio: Service Shares (JACAS)	24,266	37,156
Overseas Portfolio: Service Shares (JAIGS)	-	10,655
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	42,573	43,484
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	20,618	20,949
New Discovery Series - Service Class (MNDSC)	61,400	132,724
Value Series - Service Class (MVFSC)	50,095	70,383
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	59,823	60,583
U.S. Real Estate Portfolio - Class I (MSVRE)	75,446	83,771
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	-	78,973
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	10,287	370
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	5,800	741
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,397	874
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	12,027	12,369
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	20,256	110,642
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	5,374	128,824
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	4,088	74,555
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	16,318	45,414
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	8,125	88,309
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	5,769	89,008
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	8,004	248
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	1,113	95,214
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	1,052	203
NVIT Small Cap Index Fund Class II (NVSIX2)	10,470	58
NVIT S&P 500 Index Fund Class II (GVEX2)	61,594	61,275
Short Duration Bond Portfolio - I Class Shares (AMTB)	54,305	37,967
International Portfolio - S Class Shares (AMINS)	1,265	19,376
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	9,928	36,343
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	9,920	9,475
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	60,525	60,960
VPS Growth and Income Portfolio - Class A (ALVGIA)	29,818	27,992
VPS Real Estate Investment Portfolio - Class A (ALVREA)	53,927	102,734
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	11,745	13
VP Inflation Protection Fund - Class II (ACVIP2)	6,187	11,437
VP International Fund - Class I (ACVI)	3,510	15,030
VP Mid Cap Value Fund - Class I (ACVMV1)	154,473	96,853
VP Value Fund - Class I (ACVV)	147,635	16,963
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	131,214	87,990
Appreciation Portfolio - Initial Shares (DCAP)	74,502	24,870
Quality Bond Fund II - Primary Shares (FQB)	97,612	84,776
VIP Contrafund(R) Portfolio - Service Class (FCS)	823	52
VIP Equity-Income Portfolio - Service Class (FEIS)	43,612	99,062
VIP Growth Portfolio - Service Class (FGS)	109,002	138,008
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	349,419	123,922
VIP Mid Cap Portfolio - Service Class (FMCS)	11,523	103,798
VIP Money Market Portfolio - Service Class 2 (FMMP2)	3,252,226	4,093,693
VIP Overseas Portfolio - Service Class (FOS)	7,982	24,410
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	37,391	4,108
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	737	1,453
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	1,826	19,626
Global Securities Fund/VA - Non-Service Shares (OVGS)	30,938	32,053
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	14,380	49,151
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	39,585	106,518
All Asset Portfolio - Advisor Class (PMVAAD)	38,160	1,419
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	682	847
High Yield Portfolio - Administrative Class (PMVHYA)	487,496	556,712
Low Duration Portfolio - Administrative Class (PMVLDA)	216,118	141,238
Total Return Portfolio - Administrative Class (PMVTRA)	135,929	124,782
VI Comstock Fund - Series I Shares (ACC1)	7,317	3,471
VI Growth and Income Fund - Series I Shares (ACGI)	109,207	22,715
VI Small Cap Equity Fund - Series I Shares (AVSCE)	915	7,910
Variable Fund - Multi-Hedge Strategies (RVARS)	268,230	99,482
Blue Chip Growth Portfolio - II (TRBCG2)	85,031	167,610
Equity Income Portfolio - II (TREI2)	106,982	56,235
Variable Insurance Portfolios - Asset Strategy (WRASP)	258	71,087
Variable Insurance Portfolios - High Income (WRHIP)	23,492	77,275
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	44,693	61,478
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	-	3,957

	$10,860,284	$11,224,122

(5) Financial Highlights

The Company offers a variable annuity product through the Account that has unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2016			0.35%	88,567			$10.43	$923,979	4.17%			12.43%
Global Allocation V.I. Fund - Class III (MLVGA3)
2016	0.35%	to	0.55%	8,301	16.53	to	16.27	136,559	1.20%	3.44%	to	3.24%
2015	0.35%	to	0.55%	7,885	15.98	to	15.76	124,881	0.98%	-1.35%	to	-1.55%
2014	0.35%	to	0.55%	5,639	16.19	to	16.01	90,741	2.07%	1.58%	to	1.37%
2013	0.35%	to	0.55%	8,098	15.94	to	15.79	128,663	1.50%	14.02%	to	13.79%
2012			0.35%	6,309			13.98	88,217	1.17%			9.58%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.35%	to	0.55%	8,288	15.78	to	15.66	130,318	0.00%	30.63%	to	30.37%
2014	0.35%	to	0.55%	7,065	12.96	to	12.92	91,548	0.00%	5.25%	to	5.04%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016			0.35%	5,281			31.24	164,985	1.91%			11.32%
2015			0.35%	7,360			28.07	206,560	1.65%			0.75%
2014	0.35%	to	0.55%	15,120	27.86	to	27.18	421,019	1.74%	13.03%	to	12.80%
2013	0.35%	to	0.55%	17,245	24.64	to	24.10	424,866	2.00%	31.57%	to	31.30%
2012			0.35%	8,459			18.73	158,454	2.21%			15.33%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2016	0.35%	to	0.55%	4,585	42.38	to	41.20	192,563	0.68%	29.73%	to	29.47%
2015	0.35%	to	0.55%	3,358	32.67	to	31.82	109,612	0.64%	-7.71%	to	-7.90%
2014	0.35%	to	0.55%	3,390	35.40	to	34.55	119,911	0.63%	0.22%	to	0.02%
2013	0.35%	to	0.55%	3,930	35.32	to	34.54	138,718	1.29%	35.76%	to	35.49%
2012	0.35%	to	0.55%	4,168	26.02	to	25.49	108,335	0.80%	17.97%	to	17.74%
U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2016			0.35%	5,706			14.81	84,518	3.07%			0.31%
2015			0.35%	10,562			14.77	155,958	0.00%			0.12%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.35%	to	0.55%	1,331	30.68	to	29.82	40,720	0.72%	17.03%	to	16.80%
2015	0.35%	to	0.55%	1,660	26.21	to	25.53	43,186	2.02%	-19.88%	to	-20.04%
2014	0.35%	to	0.55%	1,860	32.72	to	31.93	60,499	1.77%	-8.71%	to	-8.89%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.35%	to	0.55%	13,291	23.84	to	23.17	316,311	1.97%	6.80%	to	6.59%
2015	0.35%	to	0.55%	12,080	22.32	to	21.74	269,085	3.56%	-6.82%	to	-7.01%
2014	0.35%	to	0.55%	11,570	23.96	to	23.38	276,580	2.61%	-11.44%	to	-11.62%
2013			0.35%	1,201			27.05	32,489	2.35%			22.54%
2012			0.35%	1,201			22.08	26,513	2.98%			17.82%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.35%	to	0.55%	60,213	9.84	to	9.79	592,569	0.00%	2.58%	to	2.37%
2015			0.35%	45,322			9.60	434,874	8.03%			-4.64%
2014	0.35%	to	0.55%	65,968	10.06	to	10.05	663,774	4.96%	0.62%	to	0.48%	****
Balanced Portfolio: Service Shares (JABS)
2016	0.35%	to	0.55%	12,907	27.21	to	26.45	350,573	1.75%	3.96%	to	3.75%
2015	0.35%	to	0.55%	18,906	26.17	to	25.49	492,110	1.65%	0.06%	to	-0.14%
2014	0.35%	to	0.55%	18,245	26.16	to	25.53	475,460	1.60%	7.86%	to	7.64%
2013	0.35%	to	0.55%	11,198	24.25	to	23.72	270,073	1.92%	19.38%	to	19.14%
2012	0.35%	to	0.55%	9,084	20.31	to	19.90	184,202	2.59%	12.98%	to	12.75%
Flexible Bond Portfolio: Service Shares (JAFBS)
2016			0.35%	9,646			10.03	96,775	2.29%			1.86%
2015			0.35%	12,860			9.85	126,658	0.89%			-1.51%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.35%	to	0.55%	4,076	35.23	to	34.24	143,554	0.90%	1.59%	to	1.38%
2015	0.35%	to	0.55%	5,122	34.68	to	33.78	177,493	1.16%	11.55%	to	11.32%
2014	0.35%	to	0.55%	4,224	31.09	to	30.34	131,179	0.03%	8.09%	to	7.87%
2013	0.35%	to	0.55%	4,166	28.76	to	28.13	119,775	0.66%	30.43%	to	30.17%
2012	0.35%	to	0.55%	5,949	22.05	to	21.61	131,153	0.84%	23.42%	to	23.18%
Overseas Portfolio: Service Shares (JAIGS)
2015			0.35%	441			28.49	12,564	0.29%			-9.12%
2012	0.35%	to	0.55%	5,325	31.43	to	30.80	167,285	0.36%	12.78%	to	12.56%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
New Discovery Series - Service Class (MNDSC)
2016			0.35%	3,273			14.12	46,205	0.00%			8.42%
2015	0.35%	to	0.55%	8,824	13.02	to	12.93	114,881	0.00%	-2.49%	to	-2.68%
2014			0.35%	668			13.35	8,920	0.00%			-7.82%
2013			0.35%	668			14.49	9,676	0.00%			40.72%
Value Series - Service Class (MVFSC)
2016	0.35%	to	0.55%	14,001	34.02	to	33.07	475,823	1.87%	13.38%	to	13.15%
2015	0.35%	to	0.55%	16,088	30.01	to	29.23	480,838	2.11%	-1.28%	to	-1.48%
2014	0.35%	to	0.55%	16,936	30.40	to	29.67	512,931	1.34%	9.82%	to	9.60%
2013	0.35%	to	0.55%	18,084	27.68	to	27.07	498,431	1.03%	35.12%	to	34.85%
2012	0.35%	to	0.55%	18,195	20.49	to	20.07	371,285	1.36%	15.48%	to	15.24%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	0.35%	to	0.55%	1,801	45.48	to	44.21	81,720	1.45%	6.44%	to	6.23%
2015	0.35%	to	0.55%	2,049	42.73	to	41.62	87,172	1.19%	1.81%	to	1.61%
2014	0.35%	to	0.55%	2,026	41.97	to	40.96	84,635	1.47%	29.27%	to	29.01%
2013	0.35%	to	0.55%	2,109	32.47	to	31.75	68,156	0.91%	1.70%	to	1.49%
2012	0.35%	to	0.55%	3,187	31.92	to	31.28	101,487	0.32%	15.43%	to	15.20%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015			0.55%	6,322			12.53	79,200	3.05%			-1.87%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013			0.55%	4,563			10.94	49,942	1.94%			4.36%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2016			0.35%	8,421			13.17	110,896	2.75%			6.37%
2015			0.35%	8,421			12.38	104,258	2.86%			-1.41%
2014			0.35%	8,421			12.56	105,751	2.43%			4.20%
2013			0.35%	8,421			12.05	101,485	1.63%			17.39%
2012			0.35%	8,421			10.27	86,449	1.41%			11.98%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016			0.55%	10,927			12.78	139,683	1.94%			5.72%
2015			0.55%	10,927			12.09	132,127	1.68%			-0.72%
2014			0.55%	10,927			12.18	133,088	1.55%			4.01%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014			0.35%	9,351			12.63	118,093	1.73%			4.81%
2013			0.35%	9,351			12.05	112,670	1.69%			16.22%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016			0.35%	8,407			13.99	117,592	1.82%			8.10%
2015			0.35%	8,444			12.94	109,257	1.41%			-1.08%
2014			0.35%	9,778			13.08	127,895	1.17%			4.59%
2013			0.35%	13,626			12.51	170,405	2.15%			21.95%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.35%	to	0.55%	5,362	11.30	to	11.22	60,577	1.20%	-1.70%	to	-1.89%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2016			0.35%	8,629			15.70	135,477	0.55%			1.63%
2015	0.35%	to	0.55%	16,442	15.45	to	15.30	253,944	0.30%	2.77%	to	2.56%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2016			0.35%	2,849			16.70	47,589	0.70%			15.64%
2015	0.35%	to	0.55%	11,401	14.44	to	14.31	164,642	0.96%	-3.77%	to	-3.97%
2014	0.35%	to	0.55%	20,444	15.01	to	14.90	306,820	2.49%	9.86%	to	9.64%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2016			0.35%	2,397			15.05	36,071	0.00%			5.69%
2015	0.35%	to	0.55%	8,406	14.24	to	14.11	119,671	0.00%	-0.69%	to	-0.89%
2014			0.35%	4,669			14.34	66,946	0.00%			3.36%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.35%	to	0.55%	9,282	18.51	to	18.30	171,798	1.34%	17.18%	to	16.95%
2015	0.35%	to	0.55%	12,214	15.80	to	15.65	192,896	1.74%	-3.23%	to	-3.42%
2014			0.35%	658			16.32	10,741	0.45%			16.61%
2013	0.35%	to	0.55%	9,832	14.00	to	13.92	137,575	2.41%	35.20%	to	34.93%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2016			0.35%	2,455			15.12	37,121	0.00%			7.68%
2015	0.35%	to	0.55%	8,613	14.04	to	13.91	120,909	0.00%	0.18%	to	-0.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2016	0.35%	to	0.55%	3,468	18.23	to	18.02	63,016	0.29%	25.18%	to	24.92%
2015	0.35%	to	0.55%	9,584	14.56	to	14.42	139,375	0.59%	-6.62%	to	-6.80%
2014	0.35%	to	0.55%	1,674	15.59	to	15.48	25,999	0.19%	6.39%	to	6.18%
2013			0.35%	707			14.66	10,362	0.83%			39.53%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2016	0.35%	to	0.55%	3,480	16.71	to	16.52	57,613	0.11%	22.12%	to	21.87%
2015	0.35%	to	0.55%	3,480	13.68	to	13.55	47,255	0.14%	-2.24%	to	-2.43%
2014	0.35%	to	0.55%	3,480	13.99	to	13.89	48,415	0.00%	0.20%	to	0.00%
2013			0.35%	701			13.97	9,790	0.12%			40.06%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2016			0.35%	4,377			11.14	48,777	1.80%			5.84%
2015	0.35%	to	0.55%	13,703	10.53	to	10.47	144,252	1.11%	-5.21%	to	-5.40%
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2016			0.35%	5,428			11.13	60,391	1.80%			5.34%
2015			0.35%	5,428			10.56	57,330	1.48%			-3.58%
2014			0.35%	5,428			10.95	59,459	1.40%			2.10%
NVIT Small Cap Index Fund Class II (NVSIX2)
2016			0.35%	1,410			15.05	21,216	1.19%			20.45%
2015			0.35%	716			12.49	8,945	1.09%			-5.21%
2013	0.35%	to	0.55%	7,951	12.65	to	12.63	100,579	1.36%	26.50%	to	26.33%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2016			0.35%	2,156			14.81	31,939	1.48%			11.01%
2015			0.35%	2,156			13.35	28,772	1.99%			0.59%
2014			0.35%	823			13.27	10,919	1.79%			12.68%
2013			0.35%	823			11.77	9,690	1.80%			17.74%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016			0.35%	8,232			12.20	100,441	1.12%			0.87%
2015			0.35%	6,939			12.10	83,938	1.45%			-0.17%
2014			0.35%	7,585			12.12	91,906	1.66%			0.26%
2013			0.35%	8,409			12.09	101,628	2.15%			0.26%
2012			0.35%	8,409			12.05	101,359	2.94%			4.24%
International Portfolio - S Class Shares (AMINS)
2016	0.35%	to	0.55%	5,812	14.91	to	14.56	86,576	0.62%	-2.16%	to	-2.35%
2015	0.35%	to	0.55%	7,116	15.24	to	14.92	107,971	0.91%	1.17%	to	0.97%
2014	0.35%	to	0.55%	8,154	15.06	to	14.77	122,387	0.22%	-3.61%	to	-3.81%
2013	0.35%	to	0.55%	23,002	15.63	to	15.36	358,984	2.14%	17.42%	to	17.19%
2012	0.35%	to	0.55%	8,860	13.31	to	13.11	117,609	0.85%	18.06%	to	17.83%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	0.35%	to	0.55%	4,909	36.41	to	35.39	178,443	0.00%	4.03%	to	3.82%
2015	0.35%	to	0.55%	5,893	35.00	to	34.09	205,174	0.00%	0.92%	to	0.72%
2014	0.35%	to	0.55%	6,601	34.68	to	33.84	227,895	0.00%	7.20%	to	6.99%
2013	0.35%	to	0.55%	7,731	32.35	to	31.63	249,079	0.00%	32.15%	to	31.88%
2012	0.35%	to	0.55%	15,399	24.48	to	23.99	375,794	0.00%	12.02%	to	11.79%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.35%	to	0.55%	2,730	9.96	to	9.94	27,171	0.00%	3.80%	to	3.59%
2015	0.35%	to	0.55%	2,804			9.59	26,902	0.00%			-4.08%	****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2016			0.55%	142			30.56	4,340	4.98%			10.69%
2015			0.55%	153			27.61	4,225	0.80%			1.14%
2014	0.35%	to	0.55%	982	27.97	to	27.30	27,357	2.73%	9.16%	to	8.94%
2013			0.55%	229			25.06	5,739	0.64%			34.22%
2012			0.55%	1,588			18.67	29,650	2.30%			16.88%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2016			0.35%	3,469			47.54	164,913	1.70%			7.39%
2015	0.35%	to	0.55%	4,953	44.27	to	43.12	219,180	1.77%	0.45%	to	0.25%
2014	0.35%	to	0.55%	5,223	44.07	to	43.01	230,098	2.95%	24.91%	to	24.66%
2013	0.35%	to	0.55%	5,795	35.28	to	34.50	204,393	1.76%	3.83%	to	3.62%
2012	0.35%	to	0.55%	6,385	33.98	to	33.30	216,827	0.88%	20.76%	to	20.52%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016			0.35%	311			48.09	14,954	0.22%			24.65%
2015			0.35%	39			38.58	1,504	0.79%			-5.82%
2014			0.35%	39			40.96	1,597	0.71%			8.82%
2013			0.35%	39			37.64	1,468	0.62%			37.57%
2012			0.35%	39			27.36	1,067	0.55%			18.33%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.35%	to	0.55%	12,890	15.83	to	15.39	203,335	1.82%	4.02%	to	3.81%
2015	0.35%	to	0.55%	13,533	15.22	to	14.82	205,096	1.95%	-2.81%	to	-3.00%
2014	0.35%	to	0.55%	14,367	15.66	to	15.28	224,153	1.00%	2.94%	to	2.73%
2013	0.35%	to	0.55%	26,819	15.21	to	14.88	406,834	1.60%	-8.80%	to	-8.98%
2012	0.35%	to	0.55%	17,346	16.68	to	16.34	287,328	2.50%	7.01%	to	6.79%
VP International Fund - Class I (ACVI)
2016	0.35%	to	0.55%	4,346	22.17	to	21.55	96,265	1.06%	-5.83%	to	-6.02%
2015	0.35%	to	0.55%	4,916	23.54	to	22.93	115,288	0.00%	0.41%	to	0.20%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.35%	to	0.55%	21,631	31.73	to	31.00	684,360	1.69%	22.43%	to	22.18%
2015	0.35%	to	0.55%	20,843	25.92	to	25.37	538,282	1.61%	-1.78%	to	-1.97%
2014	0.35%	to	0.55%	26,953	26.39	to	25.88	709,284	1.18%	16.02%	to	15.78%
2013	0.35%	to	0.55%	21,877	22.75	to	22.35	496,112	1.23%	29.66%	to	29.40%
2012	0.35%	to	0.55%	23,388	17.54	to	17.28	409,165	1.99%	15.92%	to	15.69%
VP Value Fund - Class I (ACVV)
2016	0.35%	to	0.55%	9,056	34.02	to	33.07	308,011	1.85%	20.06%	to	19.82%
2015			0.35%	4,714			28.34	133,592	2.37%			-4.22%
2014			0.35%	6,330			29.59	187,293	1.53%			12.68%
2013			0.35%	5,894			26.26	154,762	1.59%			31.27%
2012			0.35%	3,014			20.00	60,291	1.42%			14.17%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.35%	to	0.55%	4,111	45.59	to	44.31	185,528	0.87%	25.29%	to	25.04%
2015	0.35%	to	0.55%	3,359	36.38	to	35.44	121,483	0.72%	-2.67%	to	-2.87%
2014	0.35%	to	0.55%	3,782	37.38	to	36.48	140,660	0.64%	4.75%	to	4.54%
2013	0.35%	to	0.55%	6,257	35.69	to	34.90	222,509	1.34%	40.22%	to	39.94%
2012	0.35%	to	0.55%	11,179	25.45	to	24.94	283,865	0.42%	15.34%	to	15.10%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.35%	to	0.55%	17,786	25.83	to	25.11	459,058	1.64%	7.53%	to	7.31%
2015	0.35%	to	0.55%	18,667	24.02	to	23.40	447,654	1.71%	-2.81%	to	-3.00%
2014	0.35%	to	0.55%	19,410	24.72	to	24.12	478,974	1.85%	7.71%	to	7.50%
2013	0.35%	to	0.55%	19,892	22.95	to	22.44	455,652	1.93%	20.68%	to	20.44%
2012	0.35%	to	0.55%	29,776	19.02	to	18.63	565,320	3.66%	10.04%	to	9.82%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.35%	to	0.55%	15,616	17.31	to	16.83	270,106	3.34%	3.46%	to	3.25%
2015	0.35%	to	0.55%	15,444	16.73	to	16.30	258,228	2.17%	-0.59%	to	-0.79%
2013			0.55%	1,244			15.91	19,797	3.10%			0.48%
2012			0.35%	869			16.16	14,046	4.00%			9.34%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2016			0.55%	297			34.64	10,289	0.75%			7.32%
2015			0.55%	297			32.28	9,588	0.22%			0.00%
2014	0.35%	to	0.55%	1,741	33.08	to	32.28	57,349	1.13%	11.43%	to	11.20%
2013	0.35%	to	0.55%	1,250	29.68	to	29.03	36,911	1.03%	30.69%	to	30.42%
2012	0.35%	to	0.55%	1,228	22.71	to	22.26	27,757	0.03%	15.90%	to	15.67%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	0.35%	to	0.55%	4,116	29.07	to	28.26	119,117	2.14%	17.49%	to	17.26%
2015	0.35%	to	0.55%	7,021	24.75	to	24.10	173,564	1.27%	-4.42%	to	-4.62%
2014	0.35%	to	0.55%	23,946	25.89	to	25.27	619,803	6.29%	8.27%	to	8.05%
2013	0.35%	to	0.55%	5,924	23.91	to	23.39	141,528	3.08%	27.56%	to	27.31%
2012	0.35%	to	0.55%	4,439	18.75	to	18.37	83,100	3.25%	16.78%	to	16.54%
VIP Growth Portfolio - Service Class (FGS)
2016	0.35%	to	0.55%	5,135	28.73	to	27.93	146,046	0.00%	0.36%	to	0.16%
2015			0.35%	6,885			28.63	197,109	0.18%			6.68%
2014			0.35%	5,639			26.84	151,332	0.09%			10.80%
2013			0.35%	6,042			24.22	146,343	0.22%			35.73%
2012			0.35%	5,365			17.85	95,741	0.51%			14.14%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.35%	to	0.55%	34,044	17.37	to	16.89	591,269	2.73%	4.26%	to	4.05%
2015	0.35%	to	0.55%	21,889	16.66	to	16.23	364,535	1.79%	-1.05%	to	-1.25%
2014			0.35%	29,752			16.84	501,017	2.06%			5.38%
2013			0.35%	7,174			15.98	114,637	0.36%			-2.23%
2012			0.35%	46,802			16.34	764,953	1.97%			5.40%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016			0.35%	3,090			26.98	83,380	0.33%			11.72%
2015			0.35%	7,600			24.15	183,561	0.39%			-1.84%
2014			0.35%	8,111			24.61	199,584	0.16%			5.82%
2013			0.35%	8,693			23.25	202,131	0.44%			35.59%
2012			0.35%	9,031			17.15	154,876	0.52%			14.35%
VIP Money Market Portfolio - Service Class 2 (FMMP2)
2016	0.35%	to	0.55%	69,152	11.31	to	10.99	781,468	0.01%	-0.33%	to	-0.53%
2015	0.35%	to	0.55%	143,255	11.35	to	11.05	1,622,942	0.01%	-0.34%	to	-0.54%
2014	0.35%	to	0.55%	71,849	11.39	to	11.11	815,127	0.01%	-0.34%	to	-0.54%
2013	0.35%	to	0.55%	63,510	11.42	to	11.17	724,876	0.01%	-0.34%	to	-0.54%
2012	0.35%	to	0.55%	57,032	11.46	to	11.23	653,076	0.01%	-0.34%	to	-0.54%
VIP Overseas Portfolio - Service Class (FOS)
2016	0.35%	to	0.55%	7,750	24.17	to	23.50	186,319	1.28%	-5.45%	to	-5.64%
2015	0.35%	to	0.55%	8,542	25.57	to	24.90	217,037	1.27%	3.13%	to	2.92%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2016	0.35%	to	0.55%	3,361	19.66	to	19.28	66,049	0.00%	5.43%	to	5.22%
2015			0.35%	1,692			18.65	31,554	0.00%			-4.71%
2014	0.35%	to	0.55%	4,916	19.57	to	19.27	96,159	0.00%	3.71%	to	3.51%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2016			0.35%	696			25.86	18,000	0.00%			5.17%
2015			0.35%	755			24.59	18,565	0.00%			-4.93%
2014			0.35%	1,470			25.86	38,021	0.00%			3.42%
2013			0.35%	996			25.01	24,908	0.05%			46.11%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2015			0.35%	788			25.62	20,190	0.00%			3.18%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.35%	to	0.55%	9,258	33.83	to	32.88	312,925	1.09%	-0.27%	to	-0.47%
2015	0.35%	to	0.55%	10,021	33.92	to	33.03	339,629	1.45%	3.58%	to	3.37%
2014	0.35%	to	0.55%	9,229	32.74	to	31.96	301,967	1.02%	1.93%	to	1.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014			0.55%	2,799			25.80	72,210	0.85%			10.09%
2013			0.55%	3,212			23.43	75,267	1.06%			31.05%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016			0.35%	4,133			43.54	179,933	0.51%			17.64%
2015			0.35%	5,253			37.01	194,400	0.85%			-6.23%
2014			0.35%	4,339			39.47	171,241	0.86%			11.54%
2013			0.35%	4,393			35.38	155,432	0.97%			40.52%
2012			0.35%	3,694			25.18	93,011	0.22%			17.57%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016			0.55%	1,765			10.64	18,776	5.91%			5.95%
2015	0.35%	to	0.55%	8,485	10.11	to	10.04	85,369	7.38%	-2.60%	to	-2.80%
2014			0.35%	3,209			10.38	33,294	4.26%			2.48%
2013			0.55%	2,953			10.10	29,826	0.00%			-0.68%
All Asset Portfolio - Advisor Class (PMVAAD)
2016	0.35%	to	0.55%	3,596	10.87	to	10.77	38,753	2.26%	12.51%	to	12.29%
2014	0.35%	to	0.55%	5,509	10.68	to	10.62	58,567	4.26%	0.10%	to	-0.10%
2013	0.35%	to	0.55%	14,718	10.67	to	10.63	156,837	5.42%	-0.24%	to	-0.44%
Foreign Bond Portfolio (Unhedged)- Advisor Class (PMVFAD)
2016	0.35%	to	0.55%	2,429	11.92	to	11.74	28,902	1.11%	2.54%	to	2.34%
2015	0.35%	to	0.55%	2,463	11.63	to	11.47	28,583	1.45%	-7.50%	to	-7.69%
2014	0.35%	to	0.55%	2,447	12.57	to	12.43	30,711	1.99%	-0.05%	to	-0.25%
2013	0.35%	to	0.55%	2,525	12.58	to	12.46	31,695	1.69%	-6.89%	to	-7.08%
2012	0.35%	to	0.55%	2,574	13.51	to	13.41	34,724	5.17%	4.86%	to	4.65%
High Yield Portfolio - Administrative Class (PMVHYA)
2016	0.35%	to	0.55%	13,606	28.45	to	27.65	386,704	4.85%	12.07%	to	11.85%
2015	0.35%	to	0.55%	17,123	25.39	to	24.72	434,290	4.52%	-2.01%	to	-2.21%
2014	0.35%	to	0.55%	50,612	25.91	to	25.28	1,310,979	5.16%	2.98%	to	2.77%
2013	0.35%	to	0.55%	17,603	25.16	to	24.60	442,386	5.17%	5.37%	to	5.15%
2012	0.35%	to	0.55%	60,152	23.88	to	23.40	1,435,732	5.50%	13.92%	to	13.69%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016	0.35%	to	0.55%	36,677	14.73	to	14.32	531,694	1.45%	1.05%	to	0.85%
2015	0.35%	to	0.55%	31,649	14.58	to	14.20	456,019	3.41%	-0.04%	to	-0.24%
2014	0.35%	to	0.55%	33,255	14.59	to	14.23	480,011	1.09%	0.50%	to	0.29%
2013	0.35%	to	0.55%	77,958	14.51	to	14.19	1,127,583	1.37%	-0.48%	to	-0.68%
2012	0.35%	to	0.55%	30,071	14.58	to	14.29	437,142	1.86%	5.49%	to	5.27%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.35%	to	0.55%	38,815	19.28	to	18.74	742,672	2.07%	2.33%	to	2.12%
2015	0.35%	to	0.55%	38,618	18.84	to	18.35	725,485	4.89%	0.08%	to	-0.12%
2014	0.35%	to	0.55%	42,634	18.83	to	18.37	800,581	2.16%	3.91%	to	3.70%
2013	0.35%	to	0.55%	54,679	18.12	to	17.72	988,365	2.22%	-2.30%	to	-2.49%
2012	0.35%	to	0.55%	70,192	18.55	to	18.17	1,298,539	2.53%	9.22%	to	9.00%
VT Small Cap Value Fund: Class IB (PVTSCB)
2014			0.35%	1,436			30.89	44,352	0.46%			3.07%
2013			0.35%	626			29.97	18,758	0.83%			39.12%
2012			0.35%	626			21.54	13,484	0.52%			17.08%
VI Comstock Fund - Series I Shares (ACC1)
2016			0.35%	3,083			21.52	66,347	1.59%			16.89%
2015			0.35%	3,155			18.41	58,086	0.85%			-6.31%
2014			0.35%	9,379			19.65	184,307	1.34%			9.00%
2013			0.35%	9,576			18.03	172,635	1.61%			35.50%
VI Growth and Income Fund - Series I Shares (ACGI)
2016	0.35%	to	0.55%	15,810	34.41	to	33.45	541,782	1.13%	19.28%	to	19.04%
2015	0.35%	to	0.55%	14,473	28.85	to	28.10	416,820	2.94%	-3.40%	to	-3.60%
2014	0.35%	to	0.55%	14,838	29.87	to	29.15	442,410	1.81%	9.89%	to	9.67%
2013	0.35%	to	0.55%	15,096	27.18	to	26.58	409,537	1.52%	33.61%	to	33.34%
2012	0.35%	to	0.55%	15,213	20.34	to	19.93	308,883	0.33%	14.23%	to	14.00%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2016			0.35%	623			17.40	10,842	0.00%			11.67%
2015			0.35%	1,097			15.58	17,096	0.00%			-5.85%
2014			0.35%	1,392			16.55	23,041	0.00%			2.00%
2013			0.35%	1,579			16.23	25,623	0.01%			36.98%
2012			0.35%	1,579			11.85	18,705	0.00%			13.49%
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.35%	to	0.55%	41,873	10.47	to	10.39	437,861	0.10%	-0.83%	to	-1.03%
2015	0.35%	to	0.55%	25,729	10.56	to	10.50	271,556	0.48%	1.49%	to	1.29%
2014	0.35%	to	0.55%	10,087	10.40	to	10.37	104,898	0.00%	4.29%	to	4.08%
2013			0.35%	870			9.97	8,676	0.00%			-0.28%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Blue Chip Growth Portfolio - II (TRBCG2)
2016	0.35%	to	0.55%	13,316	25.72	to	25.12	341,740	0.00%	0.19%	to	-0.01%
2015	0.35%	to	0.55%	16,464	25.67	to	25.12	421,747	0.00%	10.41%	to	10.19%
2014	0.35%	to	0.55%	27,843	23.25	to	22.80	644,966	0.00%	8.46%	to	8.24%
2013	0.35%	to	0.55%	30,637	21.43	to	21.06	653,497	0.00%	40.36%	to	40.08%
2012	0.35%	to	0.55%	27,487	15.27	to	15.04	418,857	0.00%	17.49%	to	17.26%
Equity Income Portfolio - II (TREI2)
2016	0.35%	to	0.55%	4,481	20.25	to	19.78	89,342	1.67%	18.44%	to	18.20%
2015			0.35%	2,061			17.10	35,233	1.63%			-7.43%
2014			0.35%	1,897			18.47	35,051	1.55%			6.73%
2013	0.35%	to	0.55%	19,259	17.30	to	17.00	333,140	1.58%	28.95%	to	28.69%
2012			0.35%	4,185			13.42	56,155	2.04%			16.51%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016			0.35%	3,062			14.82	45,377	0.50%			-2.91%
2015	0.35%	to	0.55%	7,936	15.26	to	15.06	120,140	0.37%	-8.67%	to	-8.85%
2014	0.35%	to	0.55%	7,299	16.71	to	16.52	121,177	0.52%	-5.60%	to	-5.79%
2013	0.35%	to	0.55%	7,307	17.70	to	17.54	128,650	1.65%	24.69%	to	24.44%
2012	0.35%	to	0.55%	10,256	14.20	to	14.09	145,583	1.19%	18.76%	to	18.52%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.35%	to	0.55%	3,664	13.13	to	13.01	48,009	4.84%	15.78%	to	15.55%
2015	0.35%	to	0.55%	8,835	11.34	to	11.26	100,153	6.05%	-6.83%	to	-7.02%
2014	0.35%	to	0.55%	21,662	12.17	to	12.11	263,596	3.70%	1.55%	to	1.34%
2013	0.35%	to	0.55%	100,312	11.99	to	11.95	1,201,881	6.93%	10.11%	to	9.89%
2012	0.35%	to	0.55%	1,643	10.88	to	10.87	17,868	0.00%	8.84%	to	8.70%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016			0.35%	661			14.00	9,255	0.00%			5.75%
2015			0.35%	2,048			13.24	27,118	0.00%			-6.11%
2014	0.35%	to	0.55%	10,840	14.10	to	14.03	152,851	0.00%	7.49%	to	7.28%
2013	0.35%	to	0.55%	9,783	13.12	to	13.08	128,327	0.00%	29.48%	to	29.22%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015			0.35%	270			17.76	4,795	0.00%			-3.22%
2014			0.35%	899			18.35	16,498	0.00%			-2.22%
2013			0.35%	3,451			18.77	64,770	0.00%			49.70%
2012			0.35%	659			12.54	8,262	0.00%			7.49%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.35%	to	0.55%	10,672	20.09	to	19.74	213,988	1.39%	26.89%	to	26.64%
2012	0.35%	to	0.55%	8,538	15.83	to	15.59	134,922	1.49%	20.80%	to	20.56%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.35%	to	0.55%	7,756	18.55	to	18.23	143,542	1.66%	-1.32%	to	-1.52%
2012	0.35%	to	0.55%	5,132	18.80	to	18.51	96,197	2.49%	12.76%	to	12.53%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.35%	to	0.55%	15,705	17.69	to	17.39	277,361	2.09%	22.55%	to	22.30%
2012	0.35%	to	0.55%	15,648	14.44	to	14.22	225,496	2.58%	17.89%	to	17.65%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.35%	to	0.55%	34,755	20.08	to	19.73	697,834	4.17%	1.28%	to	1.08%
2012	0.35%	to	0.55%	19,292	19.83	to	19.52	381,961	6.19%	14.66%	to	14.43%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.35%	to	0.55%	13,883	16.00	to	15.70	221,211	1.30%	-8.50%	to	-8.68%
2013	0.35%	to	0.55%	12,889	17.49	to	17.19	224,855	1.37%	29.85%	to	29.59%
2012	0.35%	to	0.55%	12,525	13.47	to	13.26	168,302	2.04%	20.25%	to	20.00%
VP International Fund - Class III (obsolete) (ACVI3)
2014	0.35%	to	0.55%	13,130	10.43	to	10.29	136,743	1.03%	-5.84%	to	-6.03%
2013	0.35%	to	0.55%	11,575	11.08	to	10.95	128,032	1.46%	21.98%	to	21.74%
2012	0.35%	to	0.55%	9,545	9.08	to	9.00	86,541	0.83%	20.74%	to	20.49%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.35%	to	0.55%	1,892	21.76	to	21.23	41,093	0.00%	3.11%	to	2.90%
2013	0.35%	to	0.55%	1,939	21.10	to	20.63	40,844	0.00%	45.32%	to	45.03%
2012	0.35%	to	0.55%	1,515	14.52	to	14.23	21,912	0.00%	8.44%	to	8.22%

2016	Contract owners’ equity:								$13,472,703
2015	Contract owners’ equity:								$13,582,386
2014	Contract owners’ equity:								$14,623,651
2013	Contract owners’ equity:								$14,340,977
2012	Contract owners’ equity:								$11,067,480
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.